Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0002008748
Registrant Name	Lord Abbett Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A